Net fees and commission income (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fees and commission income:
Credit placement fees	₩ 62,766	₩ 59,133	₩ 74,352
Commission received as electronic charge receipt	146,309	142,755	137,213
Brokerage fees	412,165	373,108	333,722
Commission received as agency	120,508	129,460	131,026
Investment banking fees	91,273	66,191	66,150
Commission received in foreign exchange activities	214,395	197,705	182,975
Asset management fees	235,275	190,802	115,574
Credit card fees	1,360,322	2,369,745	2,343,255
Others	652,243	516,056	419,329
Fees and commission income	3,295,256	4,044,955	3,803,596
Fees and commission expense:
Credit-related fee	(36,817)	(35,665)	(32,401)
Credit card fees	(944,533)	(1,988,826)	(1,899,339)
Others	(374,909)	(309,510)	(306,317)
Fees and commission expense	(1,356,259)	(2,334,001)	(2,238,057)
Net fees and commission income	₩ 1,938,997	₩ 1,710,954	₩ 1,565,539